Company Premises and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) renewal	Dec. 31, 2017 USD ($)	Aug. 08, 2017	Jun. 01, 2016
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 11,311	$ 11,174
Less: accumulated depreciation and amortization	(4,528)	(4,149)
Premises and equipment, net	6,783	7,025
Depreciation and amortization expense	380	320
Future minimum rental payments under operating leases [Abstract]
2019	311
2020	309
2021	319
2022	290
2023	250
Thereafter	26,425
Total minimum lease payments	27,904
Rent expense	$ 322	259
Northfield Lease
Property, Plant and Equipment [Line Items]
Lease term	5 years
Number of 5-years renewal option | renewal	1
Philadelphia Lease
Property, Plant and Equipment [Line Items]
Lease term	10 years
Collingswood Land Lease
Property, Plant and Equipment [Line Items]
Lease term	99 years
Remaining lease term	87 years
Arch Street Branch Lease
Property, Plant and Equipment [Line Items]
Lease term				10 years
Commercial Loan Office Lease
Property, Plant and Equipment [Line Items]
Lease term			2 years
Land
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 1,044	1,044
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Total premises and equipment	$ 7,191	6,948
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Total premises and equipment	$ 3,076	$ 3,182